Condensed Consolidated Statements of Changes in Shareholders' Equity/(Deficit) - USD ($)	Preferred Stock Series D Preferred Stock	Common Stock B Riley Sales Agreement [Member]	Common Stock Public Offering	Common Stock	Additional Paid-In Capital B Riley Sales Agreement [Member]	Additional Paid-In Capital Series D Preferred Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	B Riley Sales Agreement [Member]	Series D Preferred Stock	Public Offering	Total
Balance at Dec. 31, 2021				$ 179				$ 216,445,584	$ 41,942	$ (205,765,107)				$ 10,722,598
Balance (in shares) at Dec. 31, 2021				178,744
Balance at Dec. 31, 2021	$ 0
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 1			$ 79,353						$ 79,354
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		539
Issuance costs					(2,593)						(2,593)
Declaration of Series D preferred stock	43
Declaration of Series D preferred stock						$ (43)						$ (43)
Fractional shares issued in reverse stock split (Shares)				1,222
Fractional shares issued in reverse stock split				$ 1				(1)
Issuance of common stock to vendors				$ 1				212,002						212,003
Issuance of common stock to vendors (in shares)				1,393
Share-based compensation expense								333,389						333,389
Foreign currency translation adjustment									(17,195)					(17,195)
Net loss										(13,798,339)				(13,798,339)
Balance at Dec. 31, 2022				$ 182				217,067,691	24,747	(219,563,446)				(2,470,826)
Balance (in Shares) at Dec. 31, 2022				181,898
Balance at Dec. 31, 2022	43													43
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement				$ 1				70,729						70,730
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)				1,329
Issuance of common stock pursuant to B. Riley At Market Issuance Sales Agreement								(2,341)						(2,341)
Declaration of Series D preferred stock	(43)
Share-based compensation expense								73,634						73,634
Foreign currency translation adjustment									(12,153)					(12,153)
Net loss										(1,046,109)				(1,046,109)
Balance at Mar. 31, 2023				$ 183				217,209,713	12,594	(220,609,555)				(3,387,065)
Balance (in Shares) at Mar. 31, 2023				183,227
Balance at Dec. 31, 2022				$ 182				217,067,691	24,747	(219,563,446)				(2,470,826)
Balance (in shares) at Dec. 31, 2022				181,898
Balance at Dec. 31, 2022	43													43
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 53			3,091,409						3,091,462
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		53,202
Issuance costs					$ (113,217)		$ (834,061)				$ (113,217)		$ (834,061)
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering			$ 144				$ 8,495,673						$ 8,495,817
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering (in shares)			143,844
Declaration of Series D preferred stock	(43)
Issuance of common stock to vendors				$ 3				72,997						73,000
Issuance of common stock to vendors (in shares)				3,125
Issuance of common stock associated with conversion of debt				$ 265				3,034						3,299
Issuance of common stock associated with conversion of debt (in shares)				264,714
Issuance of common stock for unexercised purchase option				$ 2				49,998						50,000
Issuance of common stock for unexercised purchase option (in shares)				1,978
Share-based compensation expense								370,182						370,182
Foreign currency translation adjustment									(2,504)					(2,504)
Net loss										(6,140,730)				(6,140,730)
Balance at Dec. 31, 2023				$ 649				228,203,706	22,243	(225,704,176)				2,522,422
Balance (in Shares) at Dec. 31, 2023				648,761
Balance at Dec. 31, 2023	$ 0
Issuance of common stock associated with conversion of debt				$ 9				99,407						99,416
Issuance of common stock associated with conversion of debt (in shares)				9,139
Share-based compensation expense								59,961						59,961
Foreign currency translation adjustment									1,900					1,900
Net loss										(1,915,327)				(1,915,327)
Balance at Mar. 31, 2024				$ 658				$ 228,363,074	$ 24,143	$ (227,619,503)				$ 768,372
Balance (in Shares) at Mar. 31, 2024				657,900